F/m Emerald Special Situations ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Basic Materials - 1.6%
General Mining - 1.6%
MP Materials Corp. (a)	6,581	$386,765

Consumer Discretionary - 7.3%
Casinos and Gambling - 1.7%
Genius Sports Ltd. (a)	46,441	404,037

Consumer Electronics - 2.1%
Arlo Technologies, Inc. (a)	38,965	494,466

Diversified Consumer Services - 1.5%
Matthews International Corp. - Class A	12,749	335,171

Electronic Entertainment - 2.0%
Take-Two Interactive Software, Inc. (a)	2,141	471,662
Total Consumer Discretionary		1,705,336

Energy - 12.4%
Oil Equipment and Services - 10.3%
Golar LNG Ltd.	8,661	351,550
Solaris Energy Infrastructure, Inc.	12,302	678,947
TETRA Technologies, Inc. (a)	122,540	1,396,956
		2,427,453
Renewable Energy Equipment - 2.1%
American Superconductor Corp. (a)	16,144	483,029
Total Energy		2,910,482

Financials - 5.3%
Financial Services - 1.3%
Shift4 Payments, Inc. - Class A (a)	5,335	314,978

Investment Services - 1.1%
Robinhood Markets, Inc. - Class A (a)	2,489	247,606

Property and Casualty Insurance - 2.9%
Palomar Holdings, Inc. (a)	2,914	360,142
Skyward Specialty Insurance Group, Inc. (a)	7,302	325,815
		685,957
Total Financials		1,248,541

Health Care - 22.6%
Biotechnology - 11.1%
ACADIA Pharmaceuticals, Inc. (a)	15,651	393,310
Biogen, Inc. (a)	2,947	530,136
Bridgebio Pharma, Inc. (a)	3,060	236,446
Guardant Health, Inc. (a)	8,957	1,021,456
Insmed, Inc. (a)	2,060	323,152
Soleno Therapeutics, Inc. (a)	2,769	106,773
		2,611,273
Medical Equipment - 5.4%
LivaNova PLC (a)	10,682	701,914
TransMedics Group, Inc. (a)	4,159	557,202
		1,259,116
Pharmaceuticals - 6.1%
Corcept Therapeutics, Inc. (a)	9,387	374,259
Nektar Therapeutics (a)	9,658	360,533
Travere Therapeutics, Inc. (a)	13,386	416,171
WaVe Life Sciences Ltd. (a)	22,319	288,808
		1,439,771
Total Health Care		5,310,160

Industrials - 21.6%
Aerospace & Defense - 1.5%
Boeing Co. (a)	1,488	347,775

Building: Climate Control - 2.3%
Modine Manufacturing Co. (a)	2,891	533,852

Commercial Vehicle-Equipment Leasing - 3.8%
FTAI Aviation Ltd.	3,304	899,745

Construction & Engineering - 3.3%
Cardinal Infrastructure Group, Inc. - Class A (a)	15,651	394,249
MasTec, Inc. (a)	1,608	386,692
		780,941
Defense - 6.6%
AeroVironment, Inc. (a)	1,270	353,555
BWX Technologies, Inc.	2,300	472,489
Kratos Defense & Security Solutions, Inc. (a)	6,932	714,066
		1,540,110
Machinery: Specialty - 4.1%
Bloom Energy Corp. - Class A (a)	6,356	962,108
Total Industrials		5,064,531

Technology - 12.0%
Semiconductors - 9.8%
Broadcom, Inc.	1,454	481,710
Credo Technology Group Holding Ltd. (a)	5,274	660,727
indie Semiconductor, Inc. - Class A (a)	98,776	404,982
Pixelworks, Inc. (a)	35,157	219,028
SkyWater Technology, Inc. (a)	16,803	531,983
		2,298,430
Software - 2.2%
MongoDB, Inc. (a)	1,383	513,549
Total Technology		2,811,979

Telecommunications - 5.2%
Telecommunications Equipment - 5.2%
InterDigital, Inc.	1,293	422,087
Lumentum Holdings, Inc. (a)	2,013	788,774
Total Telecommunications		1,210,861

Utilities - 3.4%
Gas Distribution - 3.4%
Excelerate Energy, Inc. - Class A	21,443	800,896
TOTAL COMMON STOCKS (Cost $16,754,252)		21,449,551

EXCHANGE TRADED FUNDS - 8.6%	Shares	Value
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF (b)	40,272	2,003,935
TOTAL EXCHANGE TRADED FUNDS (Cost $2,010,449)		2,003,935

TOTAL INVESTMENTS - 100.0% (Cost $18,764,701)		23,453,486
Other Assets in Excess of Liabilities - 0.0% (c)		3,994
TOTAL NET ASSETS - 100.0%		$23,457,480

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

F/m Emerald Special Situations ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,449,551	$–	$–	$21,449,551
Exchange Traded Funds	2,003,935	–	–	2,003,935
Total Investments	$23,453,486	$–	$–	$23,453,486

Refer to the Schedule of Investments for further disaggregation of investment categories.